Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Amended and Restated Registration Rights Agreement

The Business Combination Agreement contemplates that, upon completion of the Merger, the Company (which expects to be named United Homes Group, Inc. at that time), the Sponsor, certain securityholders of the Company and certain former stockholders of GSH will enter into an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, among other things, UHG agrees to file a shelf registration statement with respect to the registrable securities under the A&R Registration Rights Agreement within 45 days of the Closing. Up to two times in any 12-month period, certain legacy DHHC securityholders and legacy GSH stockholders may request to sell all or any portion of their registrable securities in an underwritten offering that is registered pursuant to the shelf registration statement, so long as the total offering price is reasonably expected to exceed $10,000,000. The combined company will also provide customary “demand” and “piggyback” registration rights. The A&R Registration Rights Agreement will provide that UHG will pay certain expenses relating to such registrations and indemnify the securityholders against certain liabilities.

Further, each securityholder party to the A&R Registration Rights Agreements agrees not to transfer any of their registerable securities subject to lock-up transfer restrictions (as described in the A&R Registration Rights Agreement) until the end of the applicable Lock-Up Period (as defined in the A&R Registration Rights Agreement) subject to certain customary exceptions described therein.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of Initial Public Offering to purchase up to 4,500,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On January 28, 2021, the underwriter fully exercised the over-allotment option.

The underwriter was entitled to a cash underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriter was entitled to a deferred fee of $0.35 per Unit, or approximately $12.1 million in the aggregate.

Effective as of August 10, 2022, the underwriter from the Initial Public Offering resigned and withdrew from its role in any Business Combination and waived its entitlement to the deferred underwriting commissions in the amount of approximately $12.1 million. The Company recognized approximately $11.8 million of the commissions waiver as a reduction to additional paid-in capital in the condensed consolidated statements of changes in stockholders’ deficit for the three and nine months ended September 30, 2022, as this portion represents an extinguishment of deferred underwriting commissions on public shares which was originally recognized in accumulated deficit. The remaining balance of approximately $272,000 is recognized as a gain from settlement of deferred underwriting commissions on public warrants in the condensed consolidated statements of operations, which represents the original amount expensed in the Company’s initial public offering.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of Initial Public Offering to purchase up to 4,500,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On January 28, 2021, the underwriters fully exercised the over-allotment option.

The underwriter was entitled to a cash underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriter was entitled to a deferred fee of $0.35 per Unit, or approximately $12.1 million in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement

The Company entered into a consulting agreement, pursuant to which the consultant will provide the Company, among other services, assistance in technical diligence of a potential target for a Business Combination. The Company expects to pay the consultant approximately $2.6 million in connection with the consummation of a Business Combination.